NON-EQUITY INCENTIVE PLAN OPTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 02, 2022	Sep. 30, 2022	Dec. 31, 2023	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of option issued
Options per share			$ 0.01	$ 0.05	$ 0.01
Option expected term	5 years		6 years 6 months	10 years		5 years
Option stock price			$ 0.0098	$ 0.114	$ 0.0098
Volatility rate			311.40%	35.13%		307.11%
Exercise price			$ 0.0001	$ 0.11	$ 0.0001
Discount rate			2.52%	1.47%
Compensation expense					$ 89,883
Compensation expense was recognized					$ 449,117
Weighted average exercise price			$ 0.0001		$ 0.0001
Weighted average term					9 years 9 months 29 days
Series B Preferred stock issued for cash, shares			300,000		52,500,000
Series B Preferred stock issued for cash			$ 10,200		$ 435,250	$ 116,000
Board of Advisory [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of option issued			55,000,000
Option issued price per share			$ 0.0001		$ 0.0001
Number of option issued, value			$ 539,000
Options vested percentage			25.00%	50.00%
Option stock price				$ 0.11
Options percentage				1.00%
Series B Preferred stock issued for cash, shares				8,081,037
Proceeds from offering				$ 5,000,000
Series B Preferred stock issued for cash				$ 436,908
Board of Advisory [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Options vested percentage		50.00%